CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total limited partners' equity	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Perpetual subordinated notes	BEPC Exchangeable Shares	Participating non-controlling interests – in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2020	$ 21,767	$ 3,845	$ (988)	$ (720)	$ 5,595	$ (6)	$ (39)	$ 3	$ 1,028	$ 609	$ 0	$ 2,408	$ 11,100	$ 56	$ 2,721
Net income (loss)	55	(101)	(101)						29	13	3	(63)	206	39	(71)
Other comprehensive income (loss)	(511)	(78)		(25)	(55)	5	(7)	4		17		(49)	(345)	(1)	(55)
Capital contributions	1,046	1	1										1,045
Issuance of perpetual subordinated notes	340										340
Disposals (Note 3)	(214)		12		(12)								(214)
Distributions or dividends declared	(855)	(167)	(167)						(29)	(13)	(3)	(104)	(380)	(42)	(117)
Distribution reinvestment plan	4	4
Other	99	(57)	(61)	(1)	6		1	(2)		(2)		(33)	232	(2)	(39)
Change in period	(36)	(398)	(312)	(26)	(61)	5	(6)	2	0	15	340	(249)	544	(6)	(282)
Ending balance at Jun. 30, 2021	21,731	3,447	(1,300)	(746)	5,534	(1)	(45)	5	1,028	624	340	2,159	11,644	50	2,439
Beginning balance at Mar. 31, 2021	21,434	3,485	(1,197)	(834)	5,546	(4)	(31)	5	1,028	617	0	2,184	11,604	50	2,466
Net income (loss)	110	(35)	(35)						15	6	3	(22)	149	19	(25)
Other comprehensive income (loss)	320	78		85	2	3	(15)	3		9		49	127	1	56
Capital contributions	232	1	1										231
Issuance of perpetual subordinated notes	340										340
Disposals (Note 3)	(214)		12		(12)								(214)
Distributions or dividends declared	(500)	(83)	(83)						(15)	(6)	(3)	(52)	(262)	(21)	(58)
Distribution reinvestment plan	2	2
Other	7	(1)		3	(2)		1	(3)		(2)			9	1
Change in period	297	(38)	(103)	88	(12)	3	(14)	0	0	7	340	(25)	40	0	(27)
Ending balance at Jun. 30, 2021	21,731	3,447	(1,300)	(746)	5,534	(1)	(45)	5	1,028	624	340	2,159	11,644	50	2,439
Beginning balance at Dec. 31, 2021	23,996	4,092	(1,516)	(842)	6,494	0	(48)	4	881	613	592	2,562	12,303	59	2,894
Net income (loss)	155	(53)	(53)						23	13	14	(33)	182	47	(38)
Other comprehensive income (loss)	2	50		19	1	3	30	(3)		(11)		31	(105)	1	36
Capital contributions	294												294
Issuance of Preferred LP Units (Note 10)	115								115
Redemption of Preferred LP Units (Note 10)	(236)								(236)
Disposals (Note 3)	(21)		14		(14)								(21)
Distributions or dividends declared	(1,323)	(179)	(179)						(23)	(13)	(14)	(110)	(808)	(50)	(126)
Distribution reinvestment plan	6	6	6
Other	13	5			5	1	(1)			(1)		4	0		5
Change in period	(995)	(171)	(212)	19	(8)	4	29	(3)	(121)	(12)	0	(108)	(458)	(2)	(123)
Ending balance at Jun. 30, 2022	23,001	3,921	(1,728)	(823)	6,486	4	(19)	1	760	601	592	2,454	11,845	57	2,771
Beginning balance at Mar. 31, 2022	24,458	4,136	(1,641)	(690)	6,498	1	(34)	2	832	619	592	2,588	12,708	60	2,923
Net income (loss)	122	(9)	(9)						12	6	7	(6)	96	23	(7)
Other comprehensive income (loss)	(760)	(114)		(133)	2	2	16	(1)		(17)		(71)	(477)	(1)	(80)
Capital contributions	188												188
Issuance of Preferred LP Units (Note 10)	115								115
Redemption of Preferred LP Units (Note 10)	(187)								(187)
Disposals (Note 3)	(21)		14		(14)								(21)
Distributions or dividends declared	(895)	(88)	(88)						(12)	(6)	(7)	(55)	(639)	(25)	(63)
Distribution reinvestment plan	3	3
Other	(22)	(7)	(7)			1	(1)			(1)		(2)	(10)		(2)
Change in period	(1,457)	(215)	(87)	(133)	(12)	3	15	(1)	(72)	(18)	0	(134)	(863)	(3)	(152)
Ending balance at Jun. 30, 2022	$ 23,001	$ 3,921	$ (1,728)	$ (823)	$ 6,486	$ 4	$ (19)	$ 1	$ 760	$ 601	$ 592	$ 2,454	$ 11,845	$ 57	$ 2,771